Consolidated statement of income (Parenthetical) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statement of Income [Abstract]
Interest and similar income	[1]	€ 12,507	€ 10,489	€ 25,004	€ 20,063
of which: calculated based on the effective interest rate method		€ 9,400	€ 8,100	€ 18,900	€ 15,800

[1]	Interest and similar income of € 9.4 billion for the three months ended June 30, 2024 and € 8.1 billion for the three months ended June 30, 202
3, € 18.9 billion for the six months ended June 30, 2024 and € 15.8 billion for the six months ended June 30, 202 3 was calculated based on the effective interest method